Investment in Joint Venture (Details) - Schedule of Financial Information of Joint Venture - FIC [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment in Joint Venture (Details) - Schedule of Financial Information of Joint Venture [Line Items]
Current liabilities	R$ 1	R$ 1
Non-current assets	581	519
Shareholders equity	582	520
Net income for the year	R$ 102	R$ 86